Other disclosures - Risk Management and Principal Risks - Maximum exposure and effects of netting, collateral and risk transfer (audited) (Details) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	£ 449,093,000,000	£ 329,502,000,000
Netting and set-off	(233,080,000,000)	(175,998,000,000)
Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	1,615,399,000,000	1,414,036,000,000
Netting and set-off	(240,068,000,000)	(183,634,000,000)
Cash collateral	(46,508,000,000)	(36,261,000,000)
Non-cash collateral	(418,161,000,000)	(372,691,000,000)
Risk transfer	(33,839,000,000)	(21,180,000,000)
Net exposure	876,823,000,000	800,270,000,000
On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	1,260,741,000,000	1,055,054,000,000
Netting and set-off	(240,068,000,000)	(183,634,000,000)
Cash collateral	(45,285,000,000)	(35,777,000,000)
Non-cash collateral	(375,312,000,000)	(321,271,000,000)
Risk transfer	(32,037,000,000)	(19,071,000,000)
Net exposure	568,039,000,000	495,301,000,000
Cash and bank balances at central banks [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	191,127,000,000	150,258,000,000
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	191,127,000,000	150,258,000,000
Cash collateral and settlement balances [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	101,367,000,000	83,256,000,000
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	101,367,000,000	83,256,000,000
Reverse repurchase agreements [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	9,031,000,000	3,379,000,000
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(9,031,000,000)	(3,379,000,000)
Risk transfer	0	0
Net exposure	0	0
Other assets [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	850,000,000	1,375,000,000
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	850,000,000	1,375,000,000
Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	354,658,000,000	358,982,000,000
Netting and set-off	0	0
Cash collateral	(1,223,000,000)	(484,000,000)
Non-cash collateral	(42,849,000,000)	(51,420,000,000)
Risk transfer	(1,802,000,000)	(2,109,000,000)
Net exposure	308,784,000,000	304,969,000,000
Off-balance sheet [member] | Contingent liabilities [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	21,609,000,000	24,527,000,000
Netting and set-off	0	0
Cash collateral	(1,095,000,000)	(400,000,000)
Non-cash collateral	(2,135,000,000)	(4,412,000,000)
Risk transfer	(282,000,000)	(159,000,000)
Net exposure	18,097,000,000	19,556,000,000
Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	170,531,000,000	125,591,000,000
Netting and set-off	0	0
Cash collateral	(681,000,000)	(1,146,000,000)
Non-cash collateral	(160,506,000,000)	(112,316,000,000)
Risk transfer	0	(57,000,000)
Net exposure	9,344,000,000	12,072,000,000
Financial assets at fair value through other comprehensive income [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		64,727,000,000
Netting and set-off		0
Cash collateral		0
Non-cash collateral		(305,000,000)
Risk transfer		(1,051,000,000)
Net exposure		63,371,000,000
Financial assets at fair value through other comprehensive income [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	77,927,000,000
Netting and set-off	0
Cash collateral	0
Non-cash collateral	(106,000,000)
Risk transfer	(1,385,000,000)
Net exposure	76,436,000,000
Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	64,830,000,000	58,117,000,000
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(765,000,000)	(557,000,000)
Risk transfer	0	0
Net exposure	64,065,000,000	57,560,000,000
Reverse repurchase agreements [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	137,616,000,000	96,887,000,000
Netting and set-off	0	0
Cash collateral	(672,000,000)	(1,132,000,000)
Non-cash collateral	(136,537,000,000)	(95,736,000,000)
Risk transfer	0	0
Net exposure	407,000,000	19,000,000
Other financial assets [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	343,000,000	763,000,000
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	343,000,000	763,000,000
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	302,446,000,000	229,236,000,000
Netting and set-off	(233,080,000,000)	(175,998,000,000)
Cash collateral	(43,291,000,000)	(33,411,000,000)
Derivative financial instruments [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	4,605,000,000	8,215,000,000
Netting and set-off	(3,584,000,000)	(6,589,000,000)
Derivative financial instruments [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	302,446,000,000	229,236,000,000
Netting and set-off	(233,080,000,000)	(175,998,000,000)
Cash collateral	(43,291,000,000)	(33,411,000,000)
Non-cash collateral	(4,773,000,000)	(5,511,000,000)
Risk transfer	(6,409,000,000)	(5,564,000,000)
Net exposure	14,893,000,000	8,752,000,000
Traded loans [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	8,348,000,000	5,378,000,000
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(374,000,000)	(134,000,000)
Risk transfer	0	0
Net exposure	7,974,000,000	5,244,000,000
Loans and advances [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	342,632,000,000	339,115,000,000
Netting and set-off	(6,988,000,000)	(7,636,000,000)
Cash collateral	(1,313,000,000)	(1,220,000,000)
Non-cash collateral	(200,131,000,000)	(199,203,000,000)
Risk transfer	(24,243,000,000)	(12,399,000,000)
Net exposure	109,957,000,000	118,657,000,000
Loans and advances [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit Impaired - Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	5,259,000,000	4,695,000,000
Netting and set-off	0	0
Cash collateral	(32,000,000)	(23,000,000)
Non-cash collateral	(2,905,000,000)	(2,944,000,000)
Risk transfer	(234,000,000)	(36,000,000)
Net exposure	2,088,000,000	1,692,000,000
Loans and advances [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	30,879,000,000	22,692,000,000
Netting and set-off	0	0
Cash collateral	(9,000,000)	(14,000,000)
Non-cash collateral	(23,677,000,000)	(16,580,000,000)
Risk transfer	0	(57,000,000)
Net exposure	7,193,000,000	6,041,000,000
Home loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	159,647,000,000	154,479,000,000
Netting and set-off	0	0
Cash collateral	(284,000,000)	(294,000,000)
Non-cash collateral	(159,203,000,000)	(153,939,000,000)
Risk transfer	(85,000,000)	(70,000,000)
Net exposure	75,000,000	176,000,000
Home loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit Impaired - Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	1,813,000,000	1,809,000,000
Netting and set-off	0	0
Cash collateral	(14,000,000)	(2,000,000)
Non-cash collateral	(1,796,000,000)	(1,785,000,000)
Risk transfer	0	(14,000,000)
Net exposure	3,000,000	8,000,000
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	40,813,000,000	55,296,000,000
Netting and set-off	0	0
Cash collateral	(967,000,000)	(778,000,000)
Non-cash collateral	(3,825,000,000)	(5,283,000,000)
Risk transfer	(195,000,000)	(258,000,000)
Net exposure	35,826,000,000	48,977,000,000
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit Impaired - Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	921,000,000	1,074,000,000
Netting and set-off	0	0
Cash collateral	(14,000,000)	(12,000,000)
Non-cash collateral	(237,000,000)	(250,000,000)
Risk transfer	(2,000,000)	(2,000,000)
Net exposure	668,000,000	810,000,000
Wholesale loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	142,172,000,000	129,340,000,000
Netting and set-off	(6,988,000,000)	(7,636,000,000)
Cash collateral	(62,000,000)	(148,000,000)
Non-cash collateral	(37,103,000,000)	(39,981,000,000)
Risk transfer	(23,963,000,000)	(12,071,000,000)
Net exposure	74,056,000,000	69,504,000,000
Wholesale loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit Impaired - Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	2,525,000,000	1,812,000,000
Netting and set-off	0	0
Cash collateral	(4,000,000)	(9,000,000)
Non-cash collateral	(872,000,000)	(909,000,000)
Risk transfer	(232,000,000)	(20,000,000)
Net exposure	1,417,000,000	874,000,000
Debt securities [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	1,693,000,000	5,249,000,000
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(292,000,000)	0
Risk transfer	0	0
Net exposure	1,401,000,000	5,249,000,000
Debt securities [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	56,482,000,000	52,739,000,000
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(391,000,000)	(423,000,000)
Risk transfer	0	0
Net exposure	56,091,000,000	52,316,000,000
Loan commitments [member] | Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	333,049,000,000	334,455,000,000
Netting and set-off	0	0
Cash collateral	(128,000,000)	(84,000,000)
Non-cash collateral	(40,714,000,000)	(47,008,000,000)
Risk transfer	(1,520,000,000)	(1,950,000,000)
Net exposure	£ 290,687,000,000	£ 285,413,000,000